Fair value measurement, Reconciliation of non-financial assets classified within Level 3 (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	$ 11,923,301	$ 12,416,108
Amount recognized in statements of operations: [Abstract]
Ending balance	4,124,212	11,923,301
Recurring [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	9,342,333
Amount recognized in statements of operations: [Abstract]
Ending balance	2,544,881	9,342,333
Effects from unrealized gains from fair value measurements	0	0
Recurring [Member] | Vessels [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	8,028,276	8,131,363
Amount recognized in other comprehensive income: [Abstract]
Revaluation surplus of vessels	941,957	207,669
Amount recognized in statements of operations: [Abstract]
Loss on revaluation of vessels	(56,213)	(23,304)
Total gains (losses) recognized in other comprehensive income and in statements of operations	885,744	184,365
Additions and disposals, net	(7,795,770)	(287,452)
Ending balance	1,118,250	8,028,276
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	1,314,057	1,067,557
Amount recognized in other comprehensive income: [Abstract]
Revaluation surplus of vessels	0	216,965
Amount recognized in statements of operations: [Abstract]
Loss on revaluation of vessels	0	0
Total gains (losses) recognized in other comprehensive income and in statements of operations	0	216,965
Additions and disposals, net	137,574	29,535
Ending balance	$ 1,451,631	$ 1,314,057